Supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts paid/received during the year:
Withholding income tax paid on behalf of third-parties	$ 1,403	$ 1,413	$ 904
Transactions not involving cash
Purchase of property, plant and equipment on credit		19
Lease	14,992	6,923	6,945
Provision for decommissioning costs	2,641	3,260	(1,082)
Use of tax credits and judicial deposit for the payment of contingency	144	1,236	1,173
Assets received due to the increase of interest in concessions without disbursement			165
Remeasurement of property, plant and equipment acquired in previous periods	5	24
Earn Out related to Atapu and Sépia fields	$ 280	$ 694	$ 54